MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	COMMODITY - 6.4%
128,896	iShares Gold Trust(a)	$ 8,012,175

	FIXED INCOME - 93.1%
298,728	Invesco Taxable Municipal Bond	7,808,750
170,760	iShares 1-3 Year Treasury Bond ETF	14,113,314
88,450	iShares 20+ Year Treasury Bond ETF	7,631,466
181,016	iShares 7-10 Year Treasury Bond ETF	17,118,683
159,395	iShares Core U.S. Aggregate Bond ETF	15,636,650
190,314	iShares iBoxx $ Investment Grade Corporate Bond ETF	20,510,140
252,698	iShares MBS ETF	23,412,470
100,907	SPDR Bloomberg Convertible Securities ETF	8,049,351
104,664	SPDR Portfolio Short Term Corporate Bond ETF	3,147,246
		117,428,070

	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,428,475)	125,440,245

	TOTAL INVESTMENTS - 99.5% (Cost $123,428,475)	$ 125,440,245
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	688,360
	NET ASSETS - 100.0%	$ 126,128,605

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 4.3%
4,873	Blackrock, Inc.	$ 4,775,004

	BIOTECH & PHARMA - 7.5%
15,475	Amgen, Inc.	4,459,585
5,180	Eli Lilly & Company	3,821,131
		8,280,716
	DIVERSIFIED INDUSTRIALS - 5.0%
23,026	General Electric Company	5,662,324

	E-COMMERCE DISCRETIONARY - 4.1%
22,444	Amazon.com, Inc.(a)	4,601,244

	INFRASTRUCTURE REIT - 4.4%
23,181	American Tower Corporation	4,975,801

	INTERNET MEDIA & SERVICES - 9.3%
7,139	Meta Platforms, Inc., Class A	4,622,431
4,872	Netflix, Inc.(a)	5,881,625
		10,504,056
	LEISURE FACILITIES & SERVICES - 4.3%
15,460	McDonald's Corporation	4,852,121

	MEDICAL EQUIPMENT & DEVICES - 7.1%
22,929	Danaher Corporation	4,354,217
9,011	Thermo Fisher Scientific, Inc.	3,629,811
		7,984,028
	RETAIL - CONSUMER STAPLES - 4.2%
4,550	Costco Wholesale Corporation	4,732,819

	RETAIL REIT - 3.7%
25,612	Simon Property Group, Inc.	4,176,549

	SEMICONDUCTORS - 8.5%
38,145	NVIDIA Corporation	5,154,534

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 8.5% (Continued)
24,318	Texas Instruments, Inc.	$ 4,446,546
		9,601,080
	SOFTWARE - 17.0%
10,874	Adobe, Inc.(a)	4,513,689
12,010	Microsoft Corporation	5,528,923
28,687	Oracle Corporation	4,748,559
16,007	Salesforce, Inc.	4,247,778
		19,038,949
	TECHNOLOGY HARDWARE - 3.5%
19,710	Apple, Inc.	3,958,754

	TECHNOLOGY SERVICES - 16.8%
13,680	Accenture PLC, Class A	4,334,098
18,876	International Business Machines Corporation	4,890,017
8,274	Mastercard, Inc., Class A	4,845,254
13,142	Visa, Inc., Class A	4,799,327
		18,868,696

	TOTAL COMMON STOCKS (Cost $112,338,261)	112,012,141

	TOTAL INVESTMENTS - 99.7% (Cost $112,338,261)	$ 112,012,141
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	366,435
	NET ASSETS - 100.0%	$ 112,378,576

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 3.3%
74,696	Interpublic Group of Companies, Inc. (The)	$ 1,789,716

	BEVERAGES - 2.8%
28,950	Molson Coors Beverage Company, Class B	1,551,431

	BIOTECH & PHARMA - 3.0%
21,729	Merck & Company, Inc.	1,669,656

	CABLE & SATELLITE - 3.3%
53,035	Comcast Corporation, Class A	1,833,420

	CONTAINERS & PACKAGING - 6.0%
192,006	Amcor PLC	1,749,175
70,417	Graphic Packaging Holding Company	1,564,666
		3,313,841
	FOOD - 5.9%
66,352	Conagra Brands, Inc.	1,518,797
15,373	J M Smucker Company (The)	1,731,154
		3,249,951
	HEALTH CARE FACILITIES & SERVICES - 6.1%
5,491	Cigna Group (The)	1,738,670
4,128	Elevance Health, Inc.	1,584,492
		3,323,162
	HOME CONSTRUCTION - 9.4%
13,845	DR Horton, Inc.	1,634,541
17,486	PulteGroup, Inc.	1,714,153
17,552	Toll Brothers, Inc.	1,829,795
		5,178,489
	INSURANCE - 3.3%
5,733	Willis Towers Watson PLC	1,814,781

	METALS & MINING - 3.7%
11,378	Royal Gold, Inc.	2,026,649

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 7.0%
14,350	Diamondback Energy, Inc.	$ 1,930,793
53,742	Ovintiv, Inc.	1,925,038
		3,855,831
	PUBLISHING & BROADCASTING - 3.6%
11,539	Nexstar Media Group, Inc.	1,966,476

	RETAIL - CONSUMER STAPLES - 9.9%
19,113	Dollar General Corporation	1,858,739
26,352	Kroger Company (The)	1,797,997
18,494	Target Corporation	1,738,621
		5,395,357
	RETAIL - DISCRETIONARY - 3.5%
15,155	Genuine Parts Company	1,917,411

	SOFTWARE - 3.5%
23,810	SS&C Technologies Holdings, Inc.	1,924,086

	SPECIALTY FINANCE - 4.3%
40,408	Synchrony Financial	2,329,521

	TECHNOLOGY SERVICES - 10.0%
25,753	Cognizant Technology Solutions Corporation, Class A	2,085,735
37,610	Genpact Ltd.	1,619,111
8,314	MarketAxess Holdings, Inc.	1,799,233
		5,504,079
	TRANSPORTATION EQUIPMENT - 3.9%
20,599	Allison Transmission Holdings, Inc.	2,132,408

	WHOLESALE - CONSUMER STAPLES - 7.1%
40,865	Archer-Daniels-Midland Company	1,972,553
24,184	Bunge Global S.A.	1,889,980
		3,862,533

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
COMMON STOCKS — 99.6% (Continued)
	TOTAL COMMON STOCKS (Cost $56,327,382)	$ 54,638,798

	TOTAL INVESTMENTS - 99.6% (Cost $56,327,382)	$ 54,638,798
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	216,199
	NET ASSETS - 100.0%	$ 54,854,997

Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 50.8%
246,048	Communication Services Select Sector SPDR Fund	$ 24,949,266
59,498	Consumer Discretionary Select Sector SPDR Fund	12,720,672
145,479	Consumer Staples Select Sector SPDR Fund	12,050,026
242,085	Financial Select Sector SPDR Fund	12,336,652
172,741	Health Care Select Sector SPDR Fund	22,912,366
89,262	Industrial Select Sector SPDR Fund	12,748,399
284,930	Real Estate Select Sector SPDR Fund	11,890,129
55,388	Technology Select Sector SPDR Fund	12,789,643
		122,397,153
	FIXED INCOME - 48.9%
1,199,015	iShares Core U.S. Aggregate Bond ETF	117,623,372

	TOTAL EXCHANGE-TRADED FUNDS (Cost $235,647,037)	240,020,525

	TOTAL INVESTMENTS - 99.7% (Cost $235,647,037)	$ 240,020,525
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	719,583
	NET ASSETS - 100.0%	$ 240,740,108

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
85,194	Communication Services Select Sector SPDR Fund	$ 8,638,672
68,788	Invesco KBW Property & Casualty ETF	8,630,830
169,381	Invesco Leisure & Entertainment ETF	9,029,701
164,474	iShares U.S. Healthcare Providers ETF	7,802,647
137,889	iShares U.S. Medical Devices ETF	8,533,950
47,173	SPDR S&P Aerospace & Defense ETF	9,023,251
144,343	SPDR S&P Insurance ETF	8,536,445
202,696	SPDR S&P Pharmaceuticals ETF(a)	8,221,350
41,835	SPDR S&P Semiconductor ETF	9,250,974
49,679	SPDR S&P Software & Services ETF	8,897,509
	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,394,552)	86,565,329

	TOTAL INVESTMENTS - 99.9% (Cost $87,394,552)	$ 86,565,329
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	61,423
	NET ASSETS - 100.0%	$ 86,626,752

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 2.3%
28,772	Hexcel Corporation	$ 1,521,751

	APPAREL & TEXTILE PRODUCTS - 3.0%
25,941	Tapestry, Inc.	2,037,666

	BIOTECH & PHARMA - 2.4%
14,641	Gilead Sciences, Inc.	1,611,681

	CHEMICALS - 2.3%
37,518	FMC Corporation	1,521,730

	ELECTRIC UTILITIES - 3.0%
51,954	Avista Corporation	2,000,748

	ENTERTAINMENT CONTENT - 5.2%
34,572	Fox Corporation, Class A	1,899,385
32,052	Fox Corporation, Class B	1,611,575
		3,510,960
	FOOD - 1.9%
22,641	Tyson Foods, Inc., Class A	1,271,519

	GAS & WATER UTILITIES - 4.0%
55,870	Aris Water Solutions, Inc., Class A	1,231,375
19,663	Spire, Inc.	1,480,231
		2,711,606
	HEALTH CARE FACILITIES & SERVICES - 2.7%
7,749	Humana, Inc.	1,806,525

	INDUSTRIAL SUPPORT SERVICES - 2.2%
6,480	Applied Industrial Technologies, Inc.	1,467,850

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
24,815	SEI Investments Company	2,115,727

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 22.0%
7,490	Allstate Corporation (The)	$ 1,571,926
17,543	American International Group, Inc.	1,484,840
40,165	CNO Financial Group, Inc.	1,524,663
33,867	Equitable Holdings, Inc.	1,790,548
15,454	Globe Life, Inc.	1,883,379
8,393	Hanover Insurance Group, Inc. (The)	1,477,000
30,740	Kemper Corporation	1,959,061
20,514	Principal Financial Group, Inc.	1,597,835
19,461	Unum Group	1,590,158
		14,879,410
	LEISURE FACILITIES & SERVICES - 8.2%
26,232	Boyd Gaming Corporation	1,966,612
33,558	Travel + Leisure Company	1,629,912
12,256	Vail Resorts, Inc.	1,963,044
		5,559,568
	MACHINERY - 2.9%
80,031	Mueller Water Products, Inc. - Series A	1,963,160

	OIL & GAS PRODUCERS - 5.2%
44,391	California Resources Corporation	1,960,751
11,090	Chevron Corporation	1,516,003
		3,476,754
	OIL & GAS SERVICES & EQUIPMENT - 4.8%
322,355	Patterson-UTI Energy, Inc.	1,779,399
44,274	Schlumberger N.V.	1,463,256
		3,242,655
	PUBLISHING & BROADCASTING - 2.3%
8,907	Nexstar Media Group, Inc.	1,517,931

	RETAIL - DISCRETIONARY - 4.8%
37,667	Academy Sports & Outdoors, Inc.	1,540,957
60,508	Bath & Body Works, Inc.	1,701,485
		3,242,442

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 5.1%
28,698	Concentrix Corporation	$ 1,606,083
22,621	SS&C Technologies Holdings, Inc.	1,828,003
		3,434,086
	SPECIALTY FINANCE - 2.1%
25,733	Fidelity National Financial, Inc.	1,409,396

	TECHNOLOGY HARDWARE - 10.1%
18,255	Dolby Laboratories, Inc., Class A	1,355,616
7,272	InterDigital, Inc.	1,579,915
164,719	Pitney Bowes, Inc.	1,696,606
5,581	Ubiquiti, Inc.	2,206,114
		6,838,251

	TOTAL COMMON STOCKS (Cost $60,195,675)	67,141,416

	TOTAL INVESTMENTS - 99.6% (Cost $60,195,675)	$ 67,141,416
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	285,601
	NET ASSETS - 100.0%	$ 67,427,017

N.V.	- Naamloze Vennootschap

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
37,272	ARK Next Generation Internet ETF(a)	$ 4,499,103
91,884	Dimensional International Value ETF	3,884,856
73,652	Financial Select Sector SPDR Fund	3,753,306
15,945	First Trust Dow Jones Internet Index Fund(a)	4,005,384
25,115	Health Care Select Sector SPDR Fund	3,331,254
40,202	Invesco ETF Trust - Invesco S&P 500 Pure Value ETF	3,643,507
66,052	Invesco Russell 1000 Dynamic Multifactor ETF	3,718,067
135,862	iShares Currency Hedged MSCI EAFE ETF	5,131,508
60,990	iShares Europe ETF	3,858,227
114,428	iShares International Select Dividend ETF	3,872,244
44,239	iShares MSCI EAFE Min Vol Factor ETF	3,735,541
60,731	iShares MSCI EAFE Value ETF	3,864,921
168,168	iShares MSCI Europe Financials ETF	5,344,379
95,691	iShares MSCI Germany ETF	4,016,151
33,745	iShares MSCI Global Min Vol Factor ETF	3,993,383
96,637	iShares MSCI United Kingdom ETF	3,857,749
57,337	JPMorgan BetaBuilders Europe ETF	3,845,593
55,901	JPMorgan International Research Enhanced Equity	3,863,318
69,162	VanEck Gold Miners ETF	3,503,055
56,147	VanEck Junior Gold Miners ETF	3,667,522
30,905	Vanguard Financials ETF	3,797,606
48,474	Vanguard International High Dividend Yield ETF	3,834,778
77,734	WisdomTree Europe Hedged Equity Fund	3,849,388
102,924	Xtrackers MSCI EAFE Hedged Equity ETF	4,632,609
	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,511,521)	95,503,449

	TOTAL INVESTMENTS - 99.9% (Cost $87,511,521)	$ 95,503,449
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	107,699
	NET ASSETS - 100.0%	$ 95,611,148

EAFE	- Europe, Australasia, Far East
ETF	- Exchange Traded Funds
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt
(a)	Non-income producing security.